Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the years ended March 31,
	2023	2022	2021

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	328,146	(192,683)
Total income tax expense (benefit)	-	$328,146	$(192,683)

Schedule of income from operations before income taxes
	For the years ended March 31,
	2023	2022	2021

Loss before income taxes	(5,934,772)	$(5,407,949)	$(2,940,866)
Income tax expense at the PRC statutory rate	(653,066)	(811,192)	(441,130)
Non-deductible expenses	226,003	178,293	278,437
Deductible research and development expenses	(29,497)	(53,415)	(41,120)
Deferred tax provision	(876,804)	(197,693)	(192,683)
Deferred tax allowance	876,804	525,839	-
Effect of income tax rate differences in jurisdictions other than the PRC	456,560	686,314	203,813
Total income tax expense (benefit)	-	$328,146	$(192,683)

Schedule of deferred income tax assets and liabilities
	As of March 31,
	2023	2022

Tax loss carry forward	$552,828	$392,108
Allowance for doubtful account - accounts receivable	228,944	114,449
Allowance for doubtful account – prepayment, receivable and other current assets	71,151	-
Impairment provision for inventory	23,881	25,811
Valuation allowance for deferred tax assets	(876,804)	(532,368)
Total	$-	$-